Fair value of Above / Below Market Acquired Time Charters: (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Fair Value Of Above Below Market Acquired Time Charters
Amortization of Below Market Lease	$ 718	$ 1,353
Amortization of Above Market Lease	0	$ 167
Below Market Lease, Accumulated Amortization	3,035
Fair value of below market time charters acquired	$ 1,755		$ 2,473
Weighted average remaining lease term	1 year 10 months 24 days